Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents.
Cash and cash equivalents	€ 106,883	€ 119,765	€ 149,408	€ 89,401	€ 78,970	€ 118,925